Borrowings and financial liabilities -Convertible notes to NEGMA following termination (Details)								1 Months Ended				12 Months Ended
	Jul. 16, 2021 EUR (€)	Jun. 24, 2021 shares	Mar. 16, 2021 EUR (€) shares	Nov. 18, 2020 EUR (€) shares	May 17, 2020 EUR (€)	May 07, 2020 item shares	Apr. 06, 2020 EUR (€) shares	Aug. 31, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€) item	Jun. 30, 2020 EUR (€) shares	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item shares	Dec. 31, 2019 EUR (€) item shares
Disclosure of other provisions [line items]
Damages claimed, monetary	€ 1,500,000		€ 910,000
Damages claimed in shares | shares		7,000,000	7,000,000													7,000,000
Number of bonds | item												140	140	140	140
Principal amount of loan									€ 4,000,000			€ 15,000,000	€ 15,000,000	€ 15,000,000	€ 15,000,000	€ 9,000,000
Par value of bond												10,000	€ 10,000	10,000	10,000
Penalty	50,000		€ 50,000
Financial expenses												2,581,000				€ 1,531,000	€ 1,496,000
Expenses and Legal Cost for Damage Claim	€ 8,000		€ 100,000
Number of shares to be returned | shares								2,050,000		2,050,000			2,050,000			7,000,000
Capital increase from offering								€ 4,950,000				20,204,000				€ 23,486,000
Share capital increase (in shares) | shares													1,867,304			4,870,155
Fair value of number of shares to be returned												3,619,000				€ 6,447,000
Net financial income related to Negma returning to Biophytis damages paid												20,000				34,000
Exercise of warrants												742,000				1,315,000
Penalty payment to be received from investor												910,000				910,000
Financial income												24,000				34,000	€ 18,000
Value of shares to be returned										€ 1,394,000
Amounts payable, related party transactions										€ 1,521,000		€ 0	€ 0	€ 0	€ 0	7,357,000
Closing price | € / shares												€ 0.64	€ 0.64	€ 0.64	€ 0.64
Biophytis shares to be received from Negma																€ (1,212,000)
Bonds converted to new shares									1,280		224,000,000	376,000
Number of shares issued upon conversion of bonds | shares													16,379,256
Number Of Shares To Be Returned | shares								2,050,000		2,050,000			2,050,000			7,000,000
Exercise of warrants (in shares) | shares													694,444
Convertible notes to NEGMA
Disclosure of other provisions [line items]
Damages claimed, monetary												€ 1,500,000
Penalty					€ 7,000		€ 911,000
Damages												378,000
Number of shares to be delivered | shares													2,050,000
Expenses and Legal Cost for Damage Claim												100,000				€ 8,000
Number of shares to be returned | shares				2,050,000												2,050,000
Capital increase from offering																€ 1,210,000
Share capital increase (in shares) | shares													4,950,000
Net financial income related to Negma returning to Biophytis damages paid				€ 378,000
Exercise of warrants												€ 585,936
Penalty payment to be received from investor				41,000												€ 910,000
Value of shares to be returned				€ 1,212,000
Bonds converted to new shares						41								376	68	68	242
Number of shares issued upon conversion of bonds | shares						2,050,000							16,379,256			3,400,000	10,499,841
Number Of Shares To Be Returned | shares				2,050,000												2,050,000
Provisions for litigation
Disclosure of other provisions [line items]
Closing price | € / shares												€ 0.27	€ 0.27	€ 0.27	€ 0.27
Provisions for litigation | Convertible notes to NEGMA
Disclosure of other provisions [line items]
Damages claimed, monetary							€ 911,000
Damages claimed in shares | shares							7,000,000
Principal amount of loan							€ 1,400,000